Note 43 - Insurance and reinsurance contracts income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Insurance and Reinsurance Contracts Income and Expenses
Other Operating Income and Expenses on Insurance and reinsurance contracts
Other operating income and expense on insurance and reinsurance contracts (Millions of euros)
	2017	2016	2015
Income on insurance and reinsurance contracts	3,342	3,652	3,678
Expenses on insurance and reinsurance contracts	(2,272)	(2,545)	(2,599)
Total	1,069	1,107	1,080

Income by type of insurance product
Income by type of insurance product (Millions of euros)
	2017	2016	2015
Life insurance	604	634	670
Individual	346	268	329
Savings	38	30	80
Risk	308	238	249
Group insurance	258	366	342
Savings	(4)	8	22
Risk	263	357	320
Non-Life insurance	464	474	409
Home insurance	118	131	127
Other non-life insurance products	346	342	283
Total	1,069	1,107	1,080